Subsequent Events (Details Narrative) - USD ($)			9 Months Ended
	Oct. 19, 2019	Oct. 10, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Subsequent Event [Line Items]
Goodwill			$ 86,348
Payment paid			$ 35,116
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Number of common stock shares issued	26,242
Subsequent Event [Member] | Bronx Acquisition [Member]
Subsequent Event [Line Items]
Purchase price		$ 600,000
Payment to acquire equipment		30,000
Goodwill		570,000
Payment paid		300,000
Subsequent Event [Member] | Bronx Acquisition [Member] | Five Promissory Note [Member]
Subsequent Event [Line Items]
Remaining amount payable		$ 300,000
Debt instrument interest rate		8.00%